SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 12 - SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company was established under the laws of the Cayman Islands on February 15, 2024, with authorized share capital of US$500,000 divided into 500,000,000 ordinary shares of par value US$0.001 each at the time of incorporation, reflecting the retrospective effect of the reorganization on February 15, 2024 (Note 1).

As of December 31, 2025, prior to the retrospective effect of the subsequent reverse share splits, the Company had authorized share capital of US$500,000 divided into 100,000,000,000 ordinary shares with a par value of US$0.000005 per share.

Issued and Outstanding Shares

On September 4, 2025, the Company completed the issuance of an additional 2,000,000 ordinary shares in connection with its initial public offering, resulting in a total of 17,000,000 ordinary shares issued and outstanding as of December 31, 2025.

Subsequent Changes in Share Capital

On January 23, 2026, shareholders approved a re-designation of the Company’s authorized share capital into Class A ordinary shares, Class B ordinary shares, and preferred shares. Accordingly, the authorized share capital of US$500,000 was reclassified from 100,000,000,000 ordinary shares of par value US$0.000005 each into:

- 80,000,000,000 Class A ordinary shares of par value US$0.000005 each;

- 10,000,000,000 Class B ordinary shares of par value US$0.000005 each; and

- 10,000,000,000 preferred shares of par value US$0.000005 each.

The 17,000,000 issued and outstanding ordinary shares as of December 31, 2025 were re-designated on a one-for-one basis into 8,292,150 Class A ordinary shares (one vote per share) and 8,707,850 Class B ordinary shares (50 votes per share). No preferred shares were issued or outstanding.

On February 12, 2026, the Company effected a 15-for-1 reverse share split of its issued and authorized shares. As a result, the 17,000,000 ordinary shares outstanding immediately prior to the reverse share split were consolidated into 1,133,334 shares, consisting of 552,810 Class A ordinary shares and 580,524 Class B ordinary shares. Correspondingly, the Company’s authorized share capital was proportionately reduced, with the number of authorized shares adjusted from 100,000,000,000 shares to 6,666,666,667 shares, with no change in the aggregate authorized share capital of US$500,000 or the par value per share.

In accordance with ASC 260, all share and per share amounts presented in these financial statements have been retrospectively adjusted to reflect the 15-for-1 reverse share split.

On May 4, 2026, the Company effected a 30-for-1 reverse share split of its issued and authorized shares. As a result, the Company’s authorized share capital was adjusted from 6,666,666,666.67 shares with a par value of US$0.000075 each to 222,222,222.22 shares with a par value of US$0.00225 each, with no change in the aggregate authorized share capital of US$500,000.

Immediately following the reverse share split, the Company had 18,427 Class A ordinary shares and 19,350.78 Class B ordinary shares issued and outstanding, representing an aggregate of 37,777.78 shares outstanding.

In accordance with ASC 260, all share and per share amounts presented in these financial statements have been retrospectively adjusted to reflect the 30-for-1 reverse share split.

Dividends

1. Fitness Champs Pte Ltd

On May 3, 2024, the Company declared a dividend of S$8.00 per share of common stock. The dividend is payable to its shareholders of record as of April 30, 2024. The dividend amount of S$80,000 is distributed and paid on May 8, 2024.

2. Fitness Champs Aquatics Pte Ltd

On May 3, 2024, the Company declared a dividend of S$220.00 per share of common stock. The dividend is payable to its shareholders of record as of April 30, 2024. The dividend amount of S$220,000 is distributed and paid on May 9, 2024.

No dividend was declared or proposed for the financial year ended December 31, 2025.

The holders of the Company’s ordinary share are entitled to the following rights:

Voting Rights: Each share of the Company’s ordinary share entitles its holder to one vote per share on all matters to be voted or consented upon by the stockholders. Holders of the Company’s ordinary shares are not entitled to cumulative voting rights with respect to the election of directors.

Dividend Right: Subject to limitations under Cayman law and preferences that may apply to any shares of preferred stock that the Company may decide to issue in the future, holders of the Company’s ordinary share are entitled to receive ratably such dividends or other distributions, if any, as may be declared by the Board of the Company out of funds legally available thereof.

Liquidation Right: In the event of the liquidation, dissolution or winding up of our business, the holders of the Company’s ordinary share are entitled to share ratably in the assets available for distribution after the payment of all of the debts and other liabilities of the Company.

Other Matters: The holders of the Company’s ordinary share have no subscription, redemption or conversion privileges. The Company’s ordinary share does not entitle its holders to preemptive rights. All of the outstanding shares of the Company’s ordinary share are fully paid and non-assessable. The rights, preferences and privileges of the holders of the Company’s ordinary share are subject to the rights of the holders of shares of any series of preferred stock which the Company may issue in the future.